Transactions with Related Parties, Revolving Convertible Promissory Note (Details) $ / shares in Units, $ in Thousands		6 Months Ended			22 Months Ended
	Sep. 07, 2015 USD ($) $ / shares	Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2017 USD ($)	Sep. 30, 2017 USD ($) Amendment	Jun. 30, 2016 USD ($)
Convertible Promissory Notes [Abstract]
Proceeds from drawdown		$ 200,508	$ 196,450
Applicable Limit [Abstract]
Beginning balance		196,450
Ending balance		200,508	196,450
Accumulated Deficit [Abstract]
Amortization (Note 11)		$ 2,084		$ 748
Jelco [Member] | September 7, 2015 Revolving Convertible Promissory Note [Member]
Convertible Promissory Notes [Abstract]
Applicable Limit	$ 6,765				$ 21,165
Number of amendments | Amendment					9
Decrease in Applicable Limit					$ (3,300)
Number of years after first drawdown date Applicable Limit is reduced		4 years
Conversion price of convertible notes into common stock (in dollars per share) | $ / shares	$ 0.90
Proceeds from drawdown		$ 21,165	21,165	21,165		$ 21,165
Applicable Limit [Abstract]
Beginning balance		21,165	21,165	21,165
Ending balance		21,165	21,165	21,165
Debt Discount [Abstract]
Beginning balance		(21,165)	(21,165)	(21,165)
Ending balance		(21,165)	(21,165)	(21,165)
Accumulated Deficit [Abstract]
Beginning balance		2,207	1,406	872
Amortization (Note 11)		1,073	801	534
Ending balance		3,280	2,207	1,406
Debt [Abstract]
Beginning balance		2,207	1,406	872
Amortization (Note 11)		1,073	801	534
Ending balance		3,280	2,207	1,406
Additional Paid-in Capital [Abstract]
Beginning balance		21,165	21,165	21,165
Ending balance		$ 21,165	$ 21,165	$ 21,165
Jelco [Member] | September 7, 2015 Revolving Convertible Promissory Note [Member] | LIBOR [Member]
Convertible Promissory Notes [Abstract]
Term of variable rate		3 months
Margin on variable rate	5.00%